Impairment of long-lived assets (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Long-term zinc price (USD/t)	$ 2,930	$ 2,800	$ 2,787
Exchange rate (BRL x USD)	5.66	4.84	5.22
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Brownfield projects - LOM (years)	3 years	4 years	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Brownfield projects - LOM (years)	25 years	21 years	24 years
Peru [member]
IfrsStatementLineItems [Line Items]
Discount rate	7.08%	7.22%	6.93%
Brazil [member]
IfrsStatementLineItems [Line Items]
Discount rate	7.64%	8.02%	8.03%